CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY - USD ($) $ in Thousands		Total		Common Stock Class A-1 Common Stock		Common Stock Class A-2 Common Stock	Additional Paid-In Capital [1]	Treasury Stock		Note Receivable, Stockholder	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2016				54,133,885	[1]	0		(96,273)
Beginning balance at Dec. 31, 2016		$ 24,139		$ 5	[1]	$ 0	$ 60,667	$ (217)		$ 0	$ (36,316)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of common stock (in shares)								(32,658)
Repurchase of common and preferred stock		$ (124)						$ (124)
Exercise of common stock options (in shares)		867,024		1,122,256	[1]			17,206
Exercise of common stock options		$ 1,380					1,351	$ 29
Exercise of warrants (in shares)		11,500		118,601	[1]			79,067	[1]
Exercise of warrants		$ 205					16	$ 189
Employee stock option compensation		804					804
Issuance of common stock pursuant to acquisition of business / net equity infusion from reverse recapitalization (in shares)				(2,521,815)	[1]			(32,658)
Issuance of common stock pursuant to acquisition of business / net equity infusion from reverse recapitalization		10,794		$ 1	[1]		10,670	$ 123
Issuance of note receivable and shares (in shares)	[1]			562,838
Issuance of note receivable and shares		(975)					2,293			(3,268)
Net (loss) income		8,311									8,311
Ending balance (in shares) at Dec. 31, 2017				58,459,396	[1]	0		0
Ending balance at Dec. 31, 2017		44,534		$ 6	[1]	$ 0	75,801	$ 0		(3,268)	(28,005)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of common stock (in shares)								(694,726)
Repurchase of common and preferred stock		$ (3,343)						$ (3,343)
Exercise of common stock options (in shares)		284,642		31,885	[1]			252,981
Exercise of common stock options		$ 396					(782)	$ 1,178
Receipt of stock previously issued pursuant to acquisition into treasury (in shares)								(67,998)
Receipt of stock previously issued pursuant to acquisition into treasury		(399)						$ (399)
Reclassification of contingent stock consideration		4,674					4,674
Settlement of note receivable issued (in shares)								(802,137)
Settlement of note receivable issued								$ (3,268)		3,268
Employee stock option compensation		453					453
Net (loss) income		10,803									10,803
Ending balance (in shares) at Dec. 31, 2018				58,491,281	[1]	0		(1,311,880)
Ending balance at Dec. 31, 2018		$ 57,118	[2]	$ 6	[1]	$ 0	80,146	$ (5,832)		0	(17,202)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)		2,590,274		342,139				1,244,725
Exercise of common stock options		$ 3,225					(4,299)	$ 7,524
Exercise of warrants (in shares)		190,575		3,229,295	[1]			46,409
Exercise of warrants		$ 3,392					3,165	$ 227
Employee stock option compensation		2,236					2,236
Contributed capital, professional service fees paid by shareholder		2,891					2,891
Shares exchanged for withholding on stock options and shares repurchased (in shares)								(906,128)
Shares exchanged for withholding on stock options and shares repurchased		(9,331)						$ (9,331)
Issuance of common stock pursuant to acquisition of business / net equity infusion from reverse recapitalization (in shares)				14,574,755	[1]	4,999,999		(926,874)
Issuance of common stock pursuant to acquisition of business / net equity infusion from reverse recapitalization		29,262		$ 2	[1]	$ 1	21,847	$ 7,412
Net (loss) income		(5,864)									(5,864)
Ending balance (in shares) at Dec. 31, 2019				76,637,470	[1]	4,999,999		0
Ending balance at Dec. 31, 2019		$ 85,525	[2]	$ 8	[1]	$ 1	$ 105,986	$ 0		$ 0	$ (20,470)

[1]	See Note 3 for reverse recapitalization effects herein.
[2]	Equity amounts have been retroactively restated to give effect to the reverse capitalization that is discussed in Note 3.